July 17, 2019 Via EDGAR
ATTORNEYS AT LAW

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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
068916-0101

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Leuthold Funds, Inc. File Nos. 033-96634 and 811-09094
Ladies and Gentlemen:
Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Leuthold Funds, Inc., a Maryland corporation (the “Company”), is Post-Effective Amendment (“PEA”) No. 50 and Amendment No. 51 to the Company’s Registration Statement on Form N-1A.  The Company is filing PEA No. 50 pursuant to Rule 485(a)(2) because the Company is establishing a new series, the Leuthold Core ETF (the “New Fund”).  The current prospectuses and statements of additional information for the other series of the Company are not changed by the filing of this PEA No. 50 to the Company’s Registration Statement.
Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.
Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer
Attachments
cc:	Roger Peters

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